Goodwill and other intangibles - Estimates and Assumptions Used in the Calculation of Goodwill (Details)		12 Months Ended
	Jul. 01, 2017	Dec. 31, 2022 $ / lb R / kg $ / oz R / oz	Dec. 31, 2021 R / kg R / oz $ / oz	Dec. 31, 2020 R / kg $ / oz R / oz
Burnstone Debt
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine	20 years	22 years
Revised gold prices (ZAR/kg) | R / kg		793,473,000	729,270,000	733,037,000
Burnstone | Mining assets
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate		17.40%	15.30%	16.80%
Mimosa | Mining assets
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate		30.70%	24.40%	28.40%
SA PGM operations
Disclosure of reconciliation of changes in goodwill [line items]
Average PGM (4E) basket price (in ZAR per ounce) | R / oz		27,566	24,422	23,278
Average PGM (2E) basket price (in USD per ounce) | $ / oz		1,334	1,180	1,202
SA PGM operations | Mimosa
Disclosure of reconciliation of changes in goodwill [line items]
Average PGM (4E) basket price (in ZAR per ounce) | R / oz		25,420	21,943	21,080
SA PGM operations | South Africa
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate			20.00%
Inflation rate		6.50%	6.00%	6.00%
SA PGM operations | United States
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate		12.90%	8.30%	8.80%
Inflation rate		4.00%	2.00%	2.00%
SA PGM operations | Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine		1 year	1 year	1 year
SA PGM operations | Minimum | South Africa
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate		22.50%		18.80%
SA PGM operations | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine		49 years	50 years	32 years
SA PGM operations | Maximum | South Africa
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate		22.60%		19.70%
SA PGM operations | Mining assets | Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine		15 years	17 years	12 years
SA PGM operations | Mining assets | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine		49 years	50 years	39 years
SA gold operations
Disclosure of reconciliation of changes in goodwill [line items]
Average gold price (in ZAR per kilogram) | R / kg		869,035	773,398	733,037
SA gold operations | South Africa | Burnstone Debt
Disclosure of reconciliation of changes in goodwill [line items]
Inflation rate		6.50%	6.00%	6.00%
SA gold operations | Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine		1 year	1 year	1 year
SA gold operations | Minimum | South Africa
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate		13.90%	11.50%	9.70%
SA gold operations | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine		22 years	24 years	21 years
SA gold operations | Maximum | South Africa
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate		15.80%	13.50%	13.60%
SA gold operations | Mining assets | Burnstone Debt
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine		22 years	24 years	21 years
SA gold operations | Mining assets | Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine		4 years	4 years	3 years
SA gold operations | Mining assets | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine		10 years	9 years	13 years
Battery metals
Disclosure of reconciliation of changes in goodwill [line items]
Average nickel price (in USD per lbs) | $ / lb		8.3
Average cobalt price (in USD per lbs) | $ / lb		22.1
Life-of-mine		24 years
Battery metals | Europe
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate		9.80%
Inflation rate		2.50%
Battery metals | Mining assets
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine		24 years